Deposits - Scheduled Maturities of Time Deposits (Detail) $ in Thousands	Dec. 31, 2020 USD ($)
Banking And Thrift Disclosure [Abstract]
2021	$ 151,033
2022	48,684
2023	17,603
2024	13,069
2025	3,248
Total Time deposit	$ 233,637